MAINSTAY FUNDS TRUST

MainStay MacKay Short Term Municipal Fund

(the “Fund”)

Supplement dated August 28, 2019 to the Prospectus and Statement of Additional
Information, each dated August 28, 2019

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

As of the date of this Supplement, Class R6 shares of the Fund have not yet commenced investment operations and are not currently offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MS16MULTIa-08/19